UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-3097

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

(a)

STF ETFs

STF Tactical Growth ETF (TUG)
STF Tactical Growth & Income ETF (TUGN)

ANNUAL REPORT

March 31, 2024

STF ETFs

Table of Contents

Shareholder Letter (Unaudited)	2
Shareholder Expense Example (Unaudited)	5
Performance Overview (Unaudited)	6
Schedules of Investments	7
Schedule of Options Written	13
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	20
Report of Independent Registered Public Accounting Firm	29
Board Consideration and Approval of Advisory Agreement (Unaudited)	30
Board of Trustees and Officers (Unaudited)	32
Supplemental Information (Unaudited)	34
Privacy Policy (Unaudited)	35

STF Tactical Growth ETF

Shareholder Letter

March 31, 2024 (Unaudited)

The Fund seeks to provide tactical exposure to the Nasdaq-100® Index while experiencing less volatility and correlation to the Index. The Fund consists of an actively managed portfolio of US Treasuries and equities seeking to replicate the Nasdaq-100® Index to achieve its investment objective, with the ability to go 100% long in either asset class. In making investment decisions, the Fund utilizes a proprietary, tactical unconstrained growth model (the “TUG Model”) that adjusts the Fund’s portfolio allocations in response to shifts in price action, market volatility, and momentum of the Nasdaq-100® Index.

During the fiscal year ended March 31, 2024, the STF Tactical Growth ETF (the “Fund”) returned 29.83% (net asset value (“NAV”)) and 29.84% market price compared to its benchmark index, a blended return of 70% Nasdaq-100® Total Return Index (XNDX) and 30% Bloomberg U.S. Aggregate Bond Index (LBUSTRUU), 27.28%.

On a weighted basis, the top contributing equity holdings during the reporting period were Nvidia Corp., Microsoft Corp., and Meta Platforms Inc. – Class A, which contributed 5.61%, 3.99%, and 3.07% to performance, respectively. Conversely, the largest detractors from Fund performance were Tesla Inc., Cisco Systems Inc., and Charter Communications Inc. - A, which returned -0.91%, -0.18%, and -0.17%, respectively. The Fund continues to hold these securities as they are part of the Nasdaq-100® Index.

Fixed Income holdings contributed 0.54% to fund performance, along with Information Technology and Communication Services which contributed 18.46% and 5.73%, respectively. Financials and Materials sectors detracted the most from Fund performance with -0.11% and -0.02% returns, respectively.

PERFORMANCE

After a disappointing year of high inflation and hawkish forward guidance from the Fed, large cap technology stocks staged a story recovery in 2023. The Nasdaq-100® Index had its best first half performance in 40 years and eventually returned 53% for the calendar year. The Fund seeks to tactically invest in the Nasdaq-100® Index, and as a result, it held a 100% to 50% allocation to the Nasdaq-100® for all of 2023. The Fund held a 50% Index allocation from June to August and briefly in October and November due to heightened index volatility. Investments in short duration treasuries were an alternative allocation to the Nasdaq-100® Index during the fiscal period and provided a small but positive return. The Fund did not invest in long duration US Treasuries due to their high correlation with the Nasdaq-100® Index.

The Fund outperformed its benchmark due to its overweight position in equities over the fiscal year. The US stock market rally was notably narrow and led by the top 7 market cap weighted companies. The Nasdaq-100® Index had a high concentration of these stocks and outperformed other broad market indices. The Fund’s trend following model identified areas to reduce equity concentration from 100% to 50% during the summer months and during the index correction at the end of October. These allocation changes reduced fund volatility but lead to benchmark underperformance during those periods.

STF Tactical Growth & Income ETF

Shareholder Letter

March 31, 2024 (Unaudited) (Continued)

The Fund seeks to provide tactical exposure to the Nasdaq-100® Index with less volatility and correlation to the Index while also providing current monthly income. The Fund consists of an actively managed portfolio of US Treasuries and equities seeking to replicate the Nasdaq-100® Index to achieve its investment objective, with the ability to go 100% long in either asset class. In making investment decisions, the Fund utilizes a proprietary, tactical unconstrained growth model (the “TUG Model”) that adjusts the Fund’s portfolio allocations in response to shifts in price action, market volatility, and momentum of the Nasdaq-100® Index.

In addition, the Fund distributes a monthly premium generated by an option overlay program that sells a call spread using index options on the Nasdaq-100® Index on up to 100% of the Fund’s NAV while reinvesting a portion of such premium back into call options on the same index. The net credit of the transactions is paid out monthly, not to exceed 1% of the Fund’s NAV. The options purchased or sold by the Fund will typically have an expiration date approximately one month from the time of purchase or sale and may be closed prior to expiration. As a result of such distribution strategy, the Fund’s distributions can potentially exceed its earnings and profits in some or all tax years, and therefore, all or a portion of the distributions made for a taxable year may be characterized as a return of capital to shareholders.

During the fiscal year ended March 31, 2024, the STF Tactical Growth and Income ETF (the “Fund”) returned 28.15% (net asset value (“NAV”)) and 28.33% market price compared to its benchmark index, a blended return of 70% Nasdaq-100® Total Return Index (XNDX) and 30% Bloomberg U.S. Aggregate Bond Index (LBUSTRUU), 27.28%.

On a weighted basis, the top contributing equity holdings during the reporting period were Nvidia Corp., Microsoft Corp., and Meta Platforms Inc. – Class A, which contributed 5.62%, 3.98%, and 3.06% to performance, respectively. Conversely, the largest detractors from Fund performance were Tesla Inc., Cisco Systems Inc., and Charter Communications Inc. - A, which returned -0.89%, -0.18%, and -0.18%, respectively. The Fund continues to hold these securities as they are part of the Nasdaq-100® Index.

Fixed Income holdings contributed 0.54% to fund performance, along with Information Technology and Communication Services which contributed 18.48% and 5.67%, respectively. Financials and Materials sectors detracted the most from Fund performance with -0.11% and -0.02% returns, respectively.

The Fund made monthly distributions of approximately 0.98% of net assets during each calendar month of the fiscal year. Given the market environment and fund performance 94% of distributions were return of capital for the fiscal period.

PERFORMANCE

After a disappointing year of high inflation and hawkish forward guidance from the Fed, large cap technology stocks staged a story recovery in 2023. The Nasdaq-100® Index had its best first half performance in 40 years and eventually returned 53% for the calendar year. The Fund seeks to tactically invest in the Nasdaq-100® Index, and as a result, it held a 100% to 50% allocation to the Nasdaq-100® for all of 2023. The Fund held a 50% Index allocation from June to August and briefly in October and November due to heightened index volatility. Investments in short duration treasuries were an alternative allocation to the Nasdaq-100® Index during the fiscal period and provided a small but positive return. The Fund did not invest in long duration US Treasuries due to their high correlation with the Nasdaq-100® Index.

The Fund outperformed its benchmark due to its overweight position in equities over the fiscal year. The US stock market rally was notably narrow and led by the top 7 market cap weighted companies. The Nasdaq-100® Index had a high concentration of these stocks and outperformed other broad market indices. The Fund’s trend following model identified areas to reduce equity concentration from 100% to 50% during the summer months and during the index correction at the end of October. These allocation changes reduced fund volatility but lead to benchmark underperformance during those periods.

For a complete list of Fund holdings please see the Schedules of Investments and Schedule of Options Written starting on page 7 of the report. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

It is not possible to invest directly in an index.

The Funds are distributed by Foreside Fund Services, LLC.

Must be preceded or accompanied by a prospectus.

STF ETFs

Shareholder Letter

March 31, 2024 (Unaudited) (Continued)

The Nasdaq-100 Index is a stock market index made up of equity securities issued by 100 of the largest non-financial companies listed on the Nasdaq stock market. The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investments grade, U.S. dollar denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS (agency and non-agency).

INVESTMENT RISKS

Cash Redemption Risk. The Funds’ investment strategy may, at times, require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. In that case, the Funds may be required to sell or unwind portfolio investments to obtain the cash needed, which may cause the Funds to recognize a capital gain that it might not have recognized if it had made a redemption in kind.

Derivatives (Options) Risk. The Funds may invest in options that derive their performance from that of the Nasdaq-100 Index. Derivatives may be more sensitive to changes in market conditions and may amplify risks. Selling and buying options are speculative activities and entail greater than ordinary investment risks.

Fixed income Risk. Fixed income investments are subject to changes in governmental policy and market conditions, which may cause such investments to be subject to significant volatility and reduced liquidity, depending on the environment.

Fixed Income – Call Risk. During periods of falling interest rates, an issue of a callable bond held by the Funds may call or repay the security before maturity, causing the Funds to reinvest proceeds at a lower interest rate.

Fixed Income – Credit Risk. Debt issuers and other counterparties may not honor their obligations or have their debt downgraded by ratings agencies.

Fixed Income – Extension Risk. During periods of rising interest rates, certain debt obligations will be paid off more slowly than anticipated, causing the value of those securities to fall. This may result in a decline in the Funds’ income and potential the value of the Funds’ investments.

Fixed Income – Interest Rate Risk. Rising interest rates may cause the value of fixed-income securities held by the Funds to decline.

Large-Capitalization Investing Risk. The securities or large capitalization companies may be relatively mature compared to smaller companies and therefor subject to slower growth during times of economic expansion.

Management Risk. The Funds are actively managed and may not meet their investment objective based on the Adviser’s success or failure in implementing the Funds’ strategy.

Models and Data Risk. When models and data prove to be incorrect or incomplete, decisions made based on them can expose the Funds to potential risks.

New Fund Risk. The Funds are recently organized and managed by an Adviser that has not previously managed a registered fund. As such, the Funds have no track record on which to base investment decisions.

Non-Diversification Risk. Because the Funds are “non-diversified,” it may invest a greater percentage of its assets in securities of a single issuer or fewer issuers than a diversified fund, which may expose the Fund to the risks associated with the developments affecting the issuers in which the Funds invest.

Other Investment Company Risk. By investing in another investment company, including ETFs, the Funds becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of that investment company. In addition, the Funds are also subject to the principal risks of the investment companies in which it invests.

U.S. Treasury Obligations Risk. Changes to the financial condition or credit rating of the U.S. government may cause the value of the Funds’ U.S. Treasury obligations to decline.

STF ETFs

Shareholder Expense Example

(Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (October 1, 2023 to March 31, 2024).

ACTUAL EXPENSES

The first line under the Funds in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Annualized Expense Ratios	Expenses Paid During the Period(1)
STF Tactical Growth ETF
Actual	$ 1,000.00	$ 1,201.40	0.65%	$ 3.58
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.75	0.65%	$ 3.29
STF Tactical Growth & Income ETF
Actual	$ 1,000.00	$ 1,183.10	0.65%	$ 3.55
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.75	0.65%	$ 3.29

(1)	Expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by the 183/366 (to reflect the six-month period).

STF ETFs

Performance Overview

March 31, 2024 (Unaudited)

Hypothetical Growth of $10,000 Investment
(Since Commencement through 3/31/2024)

ANNUALIZED TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2024
Total Returns	One Year	Since Commencement[1]
STF Tactical Growth ETF —NAV	29.83%	15.26%
STF Tactical Growth ETF —Market	29.84%	15.12%
70% Nasdaq-100 Total Return Index / 30% Bloomberg U.S. Aggregate Bond Index	27.28%	18.59%
Nasdaq-100 Total Return Index	39.65%	26.66%
Bloomberg U.S. Aggregate Bond Index	1.70%	0.45%

ANNUALIZED TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2024
Total Returns	One Year	Since Commencement[1]
STF Tactical Growth & Income ETF —NAV	28.15%	8.77%
STF Tactical Growth & Income ETF —Market	28.33%	8.93%
70% Nasdaq-100 Total Return / 30% Bloomberg U.S. Aggregate Bond Index	27.28%	18.59%
Nasdaq-100 Total Return Index	39.65%	26.66%
Bloomberg U.S. Aggregate Bond Index	1.70%	0.45%

1 The Fund commenced operations on May 18, 2022.

This chart illustrates the performance of a hypothetical $10,000 investment made on May 18, 2022 and is not intended to imply any future performance.The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. For the most recent month-end performance, please call (866) 590-9112. You cannot invest directly in an index. Shares are bought and sold at market price, not net asset value (“NAV”), and are not individually redeemed from the Fund. Market performance is determined using the bid/ask midpoint at 4:00 p.m. Eastern time when the NAV is typically calculated. Brokerage commissions will reduce returns. Returns shown include the reinvestment of all capital gains and dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Nasdaq-100 Index is a stock market index made up of equity securities issued by 100 of the largest non-financial companies listed on the Nasdaq stock market. The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investments grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS (agency and non-agency).

STF Tactical Growth ETF

Schedule of Investments

March 31, 2024

	Shares	Value
COMMON STOCKS — 99.8%
Accommodation — 0.5%
Marriott International, Inc. — Class A	3,911	$986,784

Administrative and Support Services — 2.4%
Atlassian Corp. — Class A(a)	2,124	414,414
Baker Hughes Co.	13,154	440,659
Booking Holdings, Inc.	462	1,676,081
PayPal Holdings, Inc.(a)	14,452	968,139
PDD Holdings, Inc. — ADR(a)	8,960	1,041,600
		4,540,893
Apparel Manufacturing — 0.3%
Lululemon Athletica, Inc.(a)	1,627	635,588

Beverage and Tobacco Product Manufacturing — 2.7%
Coca—Cola Europacific Partners PLC	6,101	426,765
Keurig Dr. Pepper, Inc.	18,662	572,364
Monster Beverage Corp.(a)	13,802	818,183
PepsiCo, Inc.	18,356	3,212,483
		5,029,795
Broadcasting (except Internet) — 1.8%
Comcast Corp. — Class A	53,058	2,300,064
Sirius XM Holdings, Inc.	51,957	201,593
Warner Bros Discovery, Inc.(a)	32,559	284,240
		2,785,897
Chemical Manufacturing — 5.7%
Amgen, Inc.	7,213	2,050,799
AstraZeneca PLC — ADR	7,797	528,247
Biogen, Inc.(a)	1,932	416,597
Gilead Sciences, Inc.	16,694	1,222,836
Linde PLC	6,469	3,003,686
Moderna, Inc.(a)	5,043	537,382
Regeneron Pharmaceuticals, Inc.(a)	1,440	1,385,986
Vertex Pharmaceuticals, Inc.(a)	3,473	1,451,749
		10,597,282
Clothing and Clothing Accessories Stores — 0.7%
Charter Communications, Inc. — Class A(a)	1,967	571,669
Ross Stores, Inc.	4,541	666,437
		1,238,106
Computer and Electronic Product Manufacturing — 31.4%(b)
Advanced Micro Devices, Inc.(a)	21,584	3,895,696
Analog Devices, Inc.	6,570	1,299,480
Apple, Inc.	79,826	13,688,561
Broadcom, Inc.	6,255	8,290,440
Cisco Systems, Inc.	54,524	2,721,293
Fortinet, Inc.(a)	10,338	706,189
GE HealthCare Technologies, Inc.	6,119	556,278
GLOBALFOUNDRIES, Inc.(a)	7,260	378,319
IDEXX Laboratories, Inc.(a)	1,137	613,900
Illumina, Inc.(a)	2,116	290,569
Intel Corp.	56,601	2,500,066
Lam Research Corp.	1,761	1,710,935
Marvell Technology, Inc.	11,610	822,917
Microchip Technology, Inc.	7,167	642,952
Micron Technology, Inc.	14,765	1,740,646
NVIDIA Corp.	12,935	11,687,549
NXP Semiconductors.	3,448	854,311
ON Semiconductor Corp.(a)	5,770	424,384
QUALCOMM, Inc.	14,956	2,532,051
Roper Technologies, Inc.	1,430	802,001
Texas Instruments, Inc.	12,065	2,101,844
		58,260,381
Data Processing, Hosting and Related Services — 1.5%
Airbnb, Inc. — Class A(a)	5,925	977,388
Automatic Data Processing, Inc.	5,497	1,372,821
Verisk Analytics, Inc.	1,914	451,187
		2,801,396
Food Manufacturing — 1.0%
Kraft Heinz Co.	16,250	599,625
Mondelez International, Inc. — Class A	17,948	1,256,360
		1,855,985

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth ETF

Schedule of Investments

March 31, 2024 (Continued)

	Shares	Value
Food Services and Drinking Places — 1.3%
Cintas Corp.	1,358	$932,987
Starbucks Corp.	15,229	1,391,778
		2,324,765
General Merchandise Retailers — 2.6%
Costco Wholesale Corp.	5,949	4,358,416
Dollar Tree, Inc.(a)	2,861	380,942
		4,739,358
Health and Personal Care Stores — 0.1%
Walgreens Boots Alliance, Inc.	11,262	244,273

Machinery Manufacturing — 2.5%
Applied Materials, Inc.	11,143	2,298,021
ASML Holding — ADR	1,167	1,132,538
KLA Corp.	1,810	1,264,412
		4,694,971
Merchant Wholesalers, Durable Goods — 0.7%
Copart, Inc.(a)	12,838	743,577
Fastenal Co.	7,690	593,207
		1,336,784
Miscellaneous Manufacturing — 1.4%
Dexcom, Inc.(a)	5,217	723,598
Intuitive Surgical, Inc.(a)	4,711	1,880,113
		2,603,711
Motion Picture and Sound Recording Industries — 0.2%
Take—Two Interactive Software, Inc.(a)	2,265	336,330

Motor Vehicle and Parts Dealers — 0.5%
O’Reilly Automotive, Inc.(a)	796	898,588

Nonstore Retailers – 5.8%
Amazon.com, Inc.(a)	53,824	9,708,773
MercadoLibre, Inc.(a)	687	1,038,717
		10,747,490
Other Information Services — 5.0%
CoStar Group, Inc.(a)	5,342	516,037
Meta Platforms, Inc. — Class A	18,192	8,833,672
		9,349,709
Professional, Scientific, and Technical Services — 7.3%
Alphabet, Inc. — Class A(a)	29,405	4,477,205
Alphabet, Inc. — Class C(a)	30,512	4,605,177
CDW Corp.	1,801	460,660
Cognizant Technology Solutions — Class A	6,705	491,409
Palo Alto Networks, Inc.(a)	4,295	1,220,338
Paychex, Inc.	4,852	595,826
Trade Desk, Inc. — Class A(a)	5,970	521,897

Professional, Scientific, and Technical Services — 7.3% (continued)
Workday, Inc. — Class A(a)	2,801	763,973
Zscaler, Inc.(a)	1,983	381,985
		13,518,470
Publishing Industries (except Internet)— 14.8%
Adobe, Inc.(a)	6,058	3,056,867
ANSYS, Inc.(a)	1,156	401,317
Autodesk, Inc.(a)	2,865	746,103
Cadence Design Systems, Inc.(a)	3,648	1,135,549
Crowdstrike Holdings, Inc. — Class A(a)	3,071	984,532
Datadog, Inc. — Class A(a)	4,115	508,614
Electronic Arts, Inc.	3,563	472,703
Intuit, Inc.	3,788	2,462,200
Microsoft Corp.	38,657	16,263,773
MongoDB, Inc.(a)	972	348,598
Synopsys, Inc.(a)	2,035	1,163,003
		27,543,259
Rail Transportation — 0.5%
CSX Corp.	26,364	977,313

Rental and Leasing Services — 1.9%
Netflix, Inc.(a)	5,841	3,547,415

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers — 0.4%
DoorDash, Inc. — Class A(a)	5,082	699,893

Support Activities for Mining — 0.3%
Diamondback Energy, Inc.	2,413	478,184

Telecommunications — 1.4%
T-Mobile U.S., Inc.	15,920	2,598,462

Transportation Equipment Manufacturing — 3.8%
Honeywell International, Inc.	8,738	1,793,475
PACCAR, Inc.	6,965	862,894
Tesla, Inc.(a)	24,924	4,381,389
		7,037,758
Truck Transportation — 0.4%
Old Dominion Freight Line, Inc.	2,936	643,894

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth ETF

Schedule of Investments

March 31, 2024 (Continued)

	Shares	Value
Utilities — 1.2%
American Electric Power Co., Inc.	7,040	$606,144
Constellation Energy Corp.	4,236	783,025
Exelon Corp.	13,610	511,328
Xcel Energy, Inc.	7,415	398,556
		2,299,053
TOTAL COMMON STOCKS (Cost $138,175,983)		185,351,787

TOTAL INVESTMENTS — 99.8% (Cost $138,175,983)		185,351,787
Other Assets in Excess of Liabilities — 0.2%		298,532
TOTAL NET ASSETS — 100.0%		$185,650,319

ADR    American Depositary Receipt

PLC    Public Limited Company

(a)	Non-income producing security.

(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth & Income ETF

Schedule of Investments

March 31, 2024

	Shares	Value
COMMON STOCKS — 99.8%
Accommodation — 0.5%
Marriott International, Inc. — Class A	952	$240,199

Administrative and Support Services — 2.4%
Atlassian Corp. — Class A(a)	523	102,043
Baker Hughes Co.	3,360	112,560
Booking Holdings, Inc.	111	402,694
PayPal Holdings, Inc.(a)	3,519	235,738
PDD Holdings, Inc. — ADR(a)	2,182	253,658
		1,106,693
Apparel Manufacturing — 0.3%
Lululemon Athletica, Inc.(a)	396	154,697

Beverage and Tobacco Product Manufacturing — 2.7%
Coca—Cola Europacific Partners PLC	1,486	103,946
Keurig Dr. Pepper, Inc.	4,547	139,456
Monster Beverage Corp.(a)	3,361	199,240
PepsiCo, Inc.	4,472	782,645
		1,225,287
Broadcasting (except Internet) — 1.5%
Comcast Corp. — Class A	12,925	560,299
Sirius XM Holdings, Inc.	13,055	50,653
Warner Bros Discovery, Inc.(a)	8,219	71,752
		682,704
Chemical Manufacturing — 5.7%
Amgen, Inc.	1,755	498,982
AstraZeneca PLC — ADR	1,898	128,590
Biogen, Inc.(a)	470	101,346
Gilead Sciences, Inc.	4,065	297,761
Linde PLC	1,575	731,303
Moderna, Inc.(a)	1,226	130,643
Regeneron Pharmaceuticals, Inc.(a)	349	335,909
Vertex Pharmaceuticals, Inc.(a)	849	354,890
		2,579,424
Clothing and Clothing Accessories Stores — 0.7%
Charter Communications, Inc. — Class A(a)	479	139,212
Ross Stores, Inc.	1,105	162,170
		301,382
Computer and Electronic Product Manufacturing — 31.3%(d)
Advanced Micro Devices, Inc.(a)	5,223	942,699
Analog Devices, Inc.	1,598	316,068
Apple, Inc.	19,449	3,335,116
Broadcom, Inc.	1,522	2,017,274
Cisco Systems, Inc.	13,284	663,004
Fortinet, Inc.(a)	2,565	175,215
GE HealthCare Technologies, Inc.	1,490	135,456
GLOBALFOUNDRIES, Inc.(a)	1,812	94,423
IDEXX Laboratories, Inc.(a)	278	150,101
Illumina, Inc.(a)	518	71,132
Intel Corp.	13,791	609,148
Lam Research Corp.	427	414,860
Marvell Technology, Inc.	2,827	200,378
Microchip Technology, Inc.	1,744	156,454
Micron Technology, Inc.	3,547	418,156
NVIDIA Corp.	3,126	2,824,529
NXP Semiconductors	837	207,383

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth & Income ETF

Schedule of Investments

March 31, 2024 (Continued)

	Shares	Value
Computer and Electronic Product Manufacturing — 31.3%(d) (continued)
ON Semiconductor Corp.(a)	1,424	$104,735
QUALCOMM, Inc.	3,643	616,760
Roper Technologies, Inc.	347	194,611
Texas Instruments, Inc.	2,939	512,003
		14,159,505
Data Processing, Hosting and Related Services — 1.5%
Airbnb, Inc. — Class A(a)	1,442	237,872
Automatic Data Processing, Inc.	1,338	334,153
Verisk Analytics, Inc.	466	109,850
		681,875
Food Manufacturing — 1.0%
Kraft Heinz Co.	3,958	146,050
Mondelez International, Inc. — Class A	4,371	305,970
		452,020
Food Services and Drinking Places — 1.3%
Cintas Corp.	330	226,720
Starbucks Corp.	3,710	339,057
		565,777
General Merchandise Retailers — 2.6%
Costco Wholesale Corp.	1,448	1,060,849
Dollar Tree, Inc.(a)	736	97,998
		1,158,847
Health and Personal Care Stores — 0.1%
Walgreens Boots Alliance, Inc.	2,910	63,118

Machinery Manufacturing — 2.5%
Applied Materials, Inc.	2,711	559,090
ASML Holding — ADR	282	273,673
KLA Corp.	437	305,275
		1,138,038
Merchant Wholesalers, Durable Goods — 0.7%
Copart, Inc.(a)	3,126	181,058
Fastenal Co.	1,873	144,483
		325,541
Miscellaneous Manufacturing — 1.4%
Dexcom, Inc.(a)	1,270	176,149
Intuitive Surgical, Inc.(a)	1,145	456,958
		633,107
Motion Picture and Sound Recording Industries — 0.2%
Take—Two Interactive Software, Inc.(a)	551	81,818

Motor Vehicle and Parts Dealers — 0.5%
O’Reilly Automotive, Inc.(a)	199	224,647
Nonstore Retailers — 5.8%
Amazon.com, Inc.(a)	13,114	2,365,503
Mercado Libre, Inc.(a)	170	257,033
		2,622,536
Other Information Services — 5.0%
CoStar Group, Inc.(a)	1,299	125,483
Meta Platforms, Inc. — Class A	4,431	2,151,605
		2,277,088
Professional, Scientific, and Technical Services — 7.3%
Alphabet, Inc. — Class A(a)	7,165	1,090,943
Alphabet, Inc. — Class C(a)	7,433	1,121,862
CDW Corp.	453	115,868
Cognizant Technology Solutions — Class A	1,633	119,683
Palo Alto Networks, Inc.(a)	1,053	299,189
Paychex, Inc.	1,181	145,027
Trade Desk, Inc. — Class A(a)	1,452	126,934
Workday, Inc. — Class A(a)	680	185,470
Zscaler, Inc.(a)	482	92,848
		3,297,824
Publishing Industries (except Internet) — 14.9%
Adobe, Inc.(a)	1,475	744,285
ANSYS, Inc.(a)	287	99,635
Autodesk, Inc.(a)	698	181,773
Cadence Design Systems, Inc.(a)	887	276,105
Crowdstrike Holdings, Inc. — Class A(a)	746	239,160
Datadog, Inc. — Class A(a)	1,012	125,083
Electronic Arts, Inc.	867	115,025
Intuit, Inc.	945	614,250
Microsoft Corp.	9,418	3,962,342
MongoDB, Inc.(a)	246	88,225
Synopsys, Inc.(a)	494	282,321
		6,728,204
Rail Transportation — 0.5%
CSX Corp.	6,422	238,064

Rental and Leasing Services — 1.9%
Netflix, Inc.(a)	1,422	863,623

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers — 0.4%
DoorDash, Inc. — Class A(a)	1,218	167,743

Support Activities for Mining — 0.3%
Diamondback Energy, Inc.	598	118,506

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth & Income ETF

Schedule of Investments

March 31, 2024 (Continued)

	Shares	Value
Telecommunications — 1.4%
T-Mobile U.S., Inc.	3,919	$639,659

Transportation Equipment Manufacturing — 3.8%
Honeywell International, Inc.	2,127	436,567
PACCAR, Inc.	1,697	210,241
Tesla, Inc.(a)	6,070	1,067,045
		1,713,853
Truck Transportation — 0.3%
Old Dominion Freight Line, Inc.	712	156,149

Utilities — 1.3%
American Electric Power Co., Inc.	1,715	147,662
Constellation Energy Corp.	1,031	190,579
Exelon Corp.	3,417	128,377
Xcel Energy, Inc.	1,805	97,019
		563,637

TOTAL COMMON STOCKS (Cost $35,542,815)		45,161,565

Purchased Options — 1.1%(b)(c)	Notional Amount	Contracts	Value
Call Options — 1.1%
NASDAQ 100 Index, Expiration: 04/19/2024; Exercise Price: $18,400.00(e)	$43,811,256	24	$499,200
TOTAL PURCHASED OPTIONS (Cost $531,653)			499,200

TOTAL INVESTMENTS — 100.9% (Cost $36,074,468)			45,660,765
Liabilities in Excess of Other Assets — (0.9)%			(400,853)
TOTAL NET ASSETS — 100.0%			$45,259,912

ADR    American Depositary Receipt

PLC    Public Limited Company

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

(e)	Held in connection with a written option, see Schedule of Options Written for more detail.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth & Income ETF

Schedule of Options Written

March 31, 2024

OPTIONS WRITTEN — (2.5)% (a)(b)	Notional Amount	Contracts	Value
Call Options — (2.5)%
NASDAQ 100 Index, Expiration: 04/19/2024; Exercise Price: $17,975.00	$(43,811,256)	(24)	$(1,123,200)
TOTAL OPTIONS WRITTEN (Premiums received $1,023,278)			$(1,123,200)

(a)	Exchange-traded.

(b)	100 shares per contract.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

STF ETFs

Statements of Assets and Liabilities

March 31, 2024

	STF Tactical Growth ETF	STF Tactical Growth & Income ETF
Assets
Investments, at value (cost $138,175,983 and $36,074,468, respectively)	$185,351,787	$45,660,765
Cash	344,772	716,708
Dividends receivable	55,441	13,411
Receivable for Fund shares sold	—	587,790
Total assets	185,752,000	46,978,674

Liabilities
Written options, at value (premiums received $— and $1,023,278, respectively)	—	1,123,200
Payable for investment securities purchased	—	571,392
Payable to Adviser	101,681	24,170
Total liabilities	101,681	1,718,762
Net Assets	$185,650,319	$45,259,912

Net Assets Consists of:
Paid-in capital	$149,517,873	$40,495,539
Total distributable earnings	36,132,446	4,764,373
Net Assets	$185,650,319	$45,259,912

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,825,000	1,925,000
Net Asset Value, redemption price and offering price per share	$31.87	$23.51

The accompanying notes are an integral part of the financial statements.

STF ETFs

Statements of Operations

For the Year Ended March 31, 2024

	STF Tactical Growth ETF	STF Tactical Growth & Income ETF
Investment Income
Dividend income (net of withholding tax of $2,541 and $566, respectively)	$1,269,994	$282,263
Interest income	979,224	201,474
Total investment income	2,249,218	483,737

Expenses
Investment advisory fees	1,030,849	225,245
Tax expense	185	185
Total expenses	1,031,034	225,430
Net investment income	1,218,184	258,307

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	4,752,769	542,343
Purchased options	—	(83,233)
Written options	—	(465,952)
Net realized gain (loss)	4,752,769	(6,842)
Net change in unrealized appreciation/depreciation on:
Investments	35,523,854	8,003,598
Purchased options	—	(32,453)
Written options	—	(99,922)
Net change in unrealized appreciation/depreciation	35,523,854	7,871,223
Net realized and unrealized gain	40,276,623	7,864,381
Net increase in net assets from operations	$41,494,807	$8,122,688

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth ETF

Statements of Changes in Net Assets

	Year Ended March 31, 2024	Period Ended March 31, 2023(1)
From Operations
Net investment income	$1,218,184	$1,958,567
Net realized gain (loss) on investments	4,752,769	(15,334,783)
Net change in unrealized appreciation/depreciation on investments	35,523,854	11,651,950
Net increase (decrease) in net assets resulting from operations	41,494,807	(1,724,266)

From Distributions
Distributable earnings	(1,214,665)	(1,955,937)
Total distributions	(1,214,665)	(1,955,937)

From Capital Share Transactions
Proceeds from shares sold	17,457,888	164,814,655
Cost of shares redeemed	(714,640)	(32,508,290)
Transaction fees (Note 4)	170	597
Net increase in net assets resulting from capital share transactions	16,743,418	132,306,962

Total Increase in Net Assets	57,023,560	128,626,759

Net Assets
Beginning of year/period	128,626,759	—
End of year/period	$185,650,319	$128,626,759

Changes in Shares Outstanding
Shares outstanding, beginning of year/period	5,200,000	—
Shares sold	650,000	6,600,000
Shares redeemed	(25,000)	(1,400,000)
Shares outstanding, end of year/period	5,825,000	5,200,000

(1)	The Fund commenced operations on May 18, 2022.

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth & Income ETF

Statements of Changes in Net Assets

	Year Ended March 31, 2024	Period Ended March 31, 2023(1)
From Operations
Net investment income	$258,307	$349,683
Net realized loss on investments	(6,842)	(4,620,192)
Net change in unrealized appreciation/depreciation on investments	7,871,223	1,615,152
Net increase (decrease) in net assets resulting from operations	8,122,688	(2,655,357)

From Distributions
Distributable earnings	(258,307)	(349,683)
Return of capital	(3,967,297)	(1,879,967)
Total distributions	(4,225,604)	(2,229,650)

From Capital Share Transactions
Proceeds from shares sold	25,035,905	39,716,845
Cost of shares redeemed	(3,873,680)	(14,637,587)
Transaction fees (Note 4)	1,223	5,129
Net increase in net assets resulting from capital share transactions	21,163,448	25,084,387

Total Increase in Net Assets	25,060,532	20,199,380

Net Assets
Beginning of year/period	20,199,380	—
End of year/period	$45,259,912	$20,199,380

Changes in Shares Outstanding
Shares outstanding, beginning of year/period	975,000	—
Shares sold	1,125,000	1,700,000
Shares redeemed	(175,000)	(725,000)
Shares outstanding, end of year/period	1,925,000	975,000

(1)	The Fund commenced operations on May 18, 2022.

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth ETF

Financial Highlights

For a Share Outstanding Throughout each Period

	Year Ended March 31, 2024	Period Ended March 31, 2023(1)
Net Asset Value, Beginning of Period	$24.74	$25.00

Income (Loss) from investment operations:
Net investment income (loss)(2)	0.21	0.34
Net realized and unrealized gain (loss)	7.13	(0.26)
Total from investment operations	7.34	0.08

Less distributions paid:
From net investment income	(0.21)	(0.34)
Total distributions paid	(0.21)	(0.34)

Capital share transactions:
Transaction fees (see Note 4)	0.00 (7)	0.00 (7)

Net Asset Value, End of Period	$31.87	$24.74

Total return, at NAV(3)(4)	29.83%	0.43%
Total return, at Market(3)(4)	29.84%	0.20%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$185,650	$128,627

Ratio of expenses to average net assets(5)	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(5)	0.77%	1.66%
Portfolio turnover rate (4)(6)	140%	423%

(1)	The Fund commenced operations on May 18, 2022.

(2)	Per share net investment income (loss) was calculated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(7)	Less than $0.005.

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth & Income ETF

Financial Highlights

For a Share Outstanding Throughout each Period

	Year Ended March 31, 2024	Period Ended March 31, 2023(1)
Net Asset Value, Beginning of Period	$20.72	$25.00

Income (Loss) from investment operations:
Net investment income (loss)(2)	0.17	0.34
Net realized and unrealized gain (loss)	5.31	(2.59)
Total from investment operations	5.48	(2.25)

Less distributions paid:
From net investment income	(0.26)	(0.46)
From return of capital	(2.43)	(1.57)
Total distributions paid	(2.69)	(2.03)

Capital share transactions:
Transaction fees (see Note 4)	0.00 (7)	0.00 (7)

Net Asset Value, End of Period	$23.51	$20.72

Total return, at NAV(3)(4)	28.15%	-8.66%
Total return, at Market(3)(4)	28.33%	-8.57%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$45,260	$20,199

Ratio of expenses to average net assets(5)	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(5)	0.74%	1.86%
Portfolio turnover rate(4)(6)	135%	429%

(1)	The Fund commenced operations on May 18, 2022.

(2)	Per share net investment income (loss) was caclulated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(7)	Less than $0.005.

The accompanying notes are an integral part of the financial statements.

STF ETFs

Notes to Financial Statements

March 31, 2024

1.	ORGANIZATION

The STF Tactical Growth ETF (“TUG”) and STF Tactical Growth & Income ETF (“TUGN”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

TUG is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve long-term growth of capital and TUGN is an actively-managed ETF that seeks long-term growth of capital and current income.

The Funds seek to achieve their investment objective by allocating investments among a combination of (i) U.S. equity securities or ETFs that, in the aggregate, seek to replicate the Nasdaq-100® Index (the “Index Allocation”), (ii) directly in, or in ETFs that hold, long-duration U.S. Treasury securities (the “Fixed Income Allocation”), and (iii) short-term U.S. Treasury bills, money market funds, and cash and/or cash equivalents (the “Cash Equivalents”). The Funds also may utilize a proprietary, tactical unconstrained growth model (the “TUG Model”). The TUG Model combines both quantitative and qualitative analysis factors but is primarily quantitative in nature. The quantitative factors underlying the TUG model include, but are not limited to, asset class (i.e., equity and fixed income) and market volatility, as well as rates of change in both asset class price action (i.e., the price movement of securities in a particular asset class over time) and market volatility. The TUG Model is based on signals that are derived from a proprietary algorithm that tracks market price action across equities, fixed income, and commodities, to include rates of change in correlation and volatility. In response to shifts in price action, market volatility, and correlation of the two primary asset classes based on the TUG Model, the Adviser will adjust the Fund’s portfolio allocations between the Index Allocation and the Fixed Income Allocation and thereby seek to proactively adapt to current market conditions.

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of each Fund is equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

STF ETFs

Notes to Financial Statements

March 31, 2024 (Continued)

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.

Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a put option or receives when writing a put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are generally valued using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless STF Management LP, (the “Adviser”) determines in good faith that such method does not represent fair value.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board has designated the Adviser as the valuation designee of the Funds. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

STF ETFs

Notes to Financial Statements

March 31, 2024 (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at March 31, 2024, are as follows:

STF Tactical Growth ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$185,351,787	$—	$—	$185,351,787
Total Assets	$185,351,787	$—	$—	$185,351,787

STF Tactical Growth & Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$45,161,565	$—	$—	$45,161,565
Purchased Options	—	499,200	—	499,200
Total Assets	$45,161,565	$499,200	$—	$45,660,765
Liabilities:
Options Written	$—	$(1,123,200)	$—	$(1,123,200)
Total Liabilities	$—	$(1,123,200)	$—	$(1,123,200)

Refer to the Schedule of Investments for industry classifications.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method.

STF ETFs

Notes to Financial Statements

March 31, 2024 (Continued)

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, quarterly for TUG and monthly for TUGN, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of March 31, 2024, the Funds’ most recent fiscal year end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of March 31, 2024, the Funds’ most recent fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognized no interest or penalties related to uncertain tax benefits in the fiscal year 2024. At March 31, 2024, the Funds’ most recent fiscal year end, the tax periods from commencement of operations are open to examination in the Funds’ major tax jurisdictions.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Derivatives

TUGN may seek to enhance the Fund’s return by utilizing an options spread strategy which typically consists of two components: (i) selling call options on the Nasdaq-100® Index on up to 100% of the value of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy call options on the same reference asset(s).

TUGN may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered, the Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This

STF ETFs

Notes to Financial Statements

March 31, 2024 (Continued)

amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Fund purchasing put and call options pays a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Funds. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Fund maintains minimal counterparty risk through contracts bought or sold on an exchange. As of March 31, 2024, the Fund’s derivative instruments are not subject to a master netting arrangement.

Derivative Instruments

The average monthly value outstanding of purchased and written options during the year ended March 31, 2024, were as follows:

STF Tactical Growth & Income ETF
Purchased Options	$158,130
Written Options	(463,910)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of March 31, 2024:

	Equity Risk Contracts	Asset Derivatives, Investments, at value	Liability Derivatives, Written options, at value
STF Tactical Growth & Income ETF	Purchased Options	$499,200	$—
	Written Options	—	(1,123,200)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the year ended March 31, 2024:

		Net Realized Gain (Loss)		Net Change in Unrealized Appreciation/Depreciation
		Purchased Options	Written Options	Purchased Options	Written Options
STF Tactical Growth & Income ETF	Equity Risk Contracts	$(83,233)	$(465,952)	$(32,453)	$(99,922)

STF ETFs

Notes to Financial Statements

March 31, 2024 (Continued)

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.65% of each Fund’s average daily net assets. The Adviser has agreed to pay all expenses of the Funds except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the NASDAQ Stock Market LLC (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the Exchange is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

STF ETFs

Notes to Financial Statements

March 31, 2024 (Continued)

Creation Unit Transaction Fee

Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $500.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

5. FEDERAL INCOME TAX

The tax character of distributions paid for the year ended March 31, 2024, was as follows:

	Ordinary Income(1)	Return of Capital
STF Tactical Growth ETF	$1,214,665	$—
STF Tactical Growth & Income ETF	258,307	3,967,297

The tax character of distributions paid for the fiscal period ended March 31, 2023, was as follows:

	Ordinary Income(1)	Return of Capital
STF Tactical Growth ETF	$1,955,937	$—
STF Tactical Growth & Income ETF	349,683	1,879,967

(1) Ordinary Income includes short-term capital gains.

STF ETFs

Notes to Financial Statements

March 31, 2024 (Continued)

At March 31, 2024, the Funds’ most recent fiscal year end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year for the Funds were as follows:

	STF Tactical Growth ETF	STF Tactical Growth & Income ETF
Federal Tax Cost of Investments	$146,962,825	$38,254,322
Gross Tax Unrealized Appreciation	$49,665,856	$10,442,194
Gross Tax Unrealized Depreciation	(11,276,894)	(3,035,751)
Net Tax Unrealized Appreciation (Depreciation)	38,388,962	7,406,443
Undistributed Ordinary Income	6,149	—
Other Accumulated Gain (Loss)	(2,262,665)	(2,642,070)
Total Distributable Earnings	$36,132,446	$4,764,373

The different between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses and post-December losses are determined only at the end of each fiscal year. At March 31, 2024, the Funds’ most recent fiscal year end, TUG and TUGN had short term capital losses remaining of $2,262,665 and $1,187,427, respectively, which will be carried forward indefinitely to offset future realized capital gains. At March 31, 2024, the Funds’ most recent fiscal year end, TUGN had long term capital losses remaining of $1,454,643, which will be carried forward indefinitely to offset future realized capital gains. During the year ended March 31, 2024, TUG and TUGN utilized capital losses carried forward of $8,630,975 and $660,715, respectively.

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in-kind. For the year ended March 31, 2024, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities.

	Total Distributable Earnings	Paid-In Capital
STF Tactical Growth ETF	$(200,805)	$200,805
STF Tactical Growth & Income ETF	(637,408)	637,408

6.	INVESTMENT TRANSACTIONS

During the year ended March 31, 2024, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
STF Tactical Growth ETF	$241,124	$(617)
STF Tactical Growth & Income ETF	764,705	(4,748)

STF ETFs

Notes to Financial Statements

March 31, 2024 (Continued)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the year ended March 31, 2024, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
STF Tactical Growth ETF	$203,347,489	$197,629,740	$11,312,831	$700,022
STF Tactical Growth & Income ETF	45,492,427	41,520,308	15,608,099	3,181,161

Purchases and sales/maturities of long-term U.S. government obligations for the Funds during the year ended March 31, 2024, were as follows:

	Purchases	Sales
STF Tactical Growth ETF	$28,038,343	$28,198,506
STF Tactical Growth & Income ETF	4,776,777	4,802,882

7.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

A complete description of the principal risks is included in the prospectus under the heading “Principal Investment Risks.”

8.	OTHER REGULATORY MATTERS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

9.	SUBSEQUENT EVENTS

On April 23, 2024, TUGN declared a distribution to shareholders of record on April 25, 2024 as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
STF Tactical Growth & Income ETF	$0.2221	$433,100

On May 21, 2024, TUGN declared a distribution to shareholders of record on May 23, 2024 as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
STF Tactical Growth & Income ETF	$0.2352	$470,400

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

STF ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of STF ETFs and
Board of Trustees of Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written (as applicable), of STF Tactical Growth ETF and STF Tactical Growth & Income ETF (the “Funds”), each a series of Listed Funds Trust, as of March 31, 2024, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year ended March 31, 2024 and for the period from May 18, 2022 (commencement of operations) through March 31, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2024, the results of their operations for the year then ended, and the changes in net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2022.

COHEN & COMPANY, LTD.
Cleveland, Ohio
May 30, 2024

STF ETFs

Board Consideration and Approval of Advisory Agreement

March 31, 2024 (Unaudited)

At a meeting held on March 6, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement (the “Agreement”) between STF Management LP (the “Adviser”) and the Trust, on behalf of STF Tactical Growth ETF and STF Tactical Growth & Income ETF (each, a “Fund” and together, the “Funds”).

Pursuant to Section 15 of the 1940 Act, the continuation of the Agreement after its initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of each Fund and (ii) the vote of a majority of the Independent Trustees cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meeting, the Board requested from and reviewed a wide variety of information provided by the Adviser.

In addition to the written materials provided to the Board in advance of the Meeting, during the Meeting representatives from the Adviser provided the Board with an overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel, financial resources, experience, investment processes, and compliance program. The Board considered the Adviser’s presentation and the materials it received in advance of the meeting, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreement. The Board deliberated on the approval of the Agreement for an additional one-year period in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the Agreement and the Independent Trustees’ responsibilities relating thereto.

At the Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser to the Funds; (ii) each Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser from the relationship with the Fund; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with its shareholders; (vi) any benefits derived by the Adviser from the relationship with the Fund, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangement and the renewal of the Agreement. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Agreement, noting that the Adviser expected to continue to provide substantially similar investment management services to each Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser and the investment management services it has provided to each Fund, as well as other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form on Form ADV, as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser.

In addition to the Adviser’s responsibilities with respect to implementing each Fund’s investment program, the Board also considered other services currently provided by the Adviser to the Funds, such as monitoring adherence to each Fund’s investment restrictions, compliance with various policies and procedures and with applicable securities regulations, and the extent to which each Fund achieved its investment objective.

Historical Performance. The Board noted that it had received information regarding each Fund’s performance for various time periods in the materials provided in advance of the Meeting and considered each Fund’s performance for the period ended December 31, 2023.

STF ETFs

Board Consideration and Approval of Advisory Agreement

March 31, 2024 (Unaudited) (Continued)

STF Tactical Growth ETF: The Board noted that the Fund’s performance, before fees and expenses, was slightly below the performance of the 70% XNDX/30% Bloomberg US Aggregate Bond Index (the “Benchmark”) for the one-year period ended December 31, 2023 and was below the performance of the Benchmark for the since inception period ended December 31, 2023. The Board further noted that the Fund outperformed the median for funds in the universe of US Fund Moderate Allocation funds as reported by Morningstar (the “Category Peer Group”) for the one-year period ended December 31, 2023.

STF Tactical Growth & Income ETF: The Board noted that the Fund’s performance, before fees and expenses, was slightly below the performance of the 70% XNDX/30% Bloomberg US Aggregate Bond Index (the “Benchmark”) for the one-year and since inception periods ended December 31, 2023. The Board further noted that the Fund outperformed the median for funds in the universe of US Fund Moderate Allocation funds as reported by Morningstar (the “Category Peer Group”) for the one-year period ended December 31, 2023.

Cost of Services Provided and Profitability. The Board reviewed the expense ratio for each Fund and compared the expense ratio to those of its respective Category Peer Group and Selected Peer Group. The Board took into consideration that the Adviser charges a “unitary fee,” meaning each Fund pays no expenses except for the fee paid to the Adviser pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser continued to be responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own revenue and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account the Adviser’s profitability analysis with respect to each Fund.

STF Tactical Growth ETF: The Board noted the expense ratio for the Fund was equivalent to its unitary fee. The Board further noted the expense ratio for the Fund was below the median and average of its Category Peer Group.

STF Tactical Growth & Income ETF: The Board noted the expense ratio for the Fund was equivalent to its unitary fee. The Board further noted the expense ratio for the Fund was below the median and average of its Category Peer Group.

Economies of Scale. The Board noted that it is not yet evident that the Funds have reached the size at which they have begun to realize economies of scale but acknowledged that breakpoints might be warranted if the Funds’ assets continue to grow. However, the Board further determined that, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with such Fund’s shareholders. The Board stated that it would monitor fees as the Funds grow and consider whether fee breakpoints may be warranted in the future.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable thereunder, was fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Agreement was in the best interests of each Fund and its shareholders.

STF ETFs

Board of Trustees and Officers

March 31, 2024 (Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers, and is available, without charge upon request by calling 1-866-590-9112, or by visiting the Funds’ website at www.stfm.com.

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
John L. Jacobs 615 East Michigan St. Milwaukee, WI 53202 Year of birth: 1959	Trustee and Audit Committee Chair	Indefinite term; since 2017	Chairman of VettaFi, LLC (since June 2018); Founder and CEO of Q3 Advisors, LLC (financial consulting firm) (since 2015); Executive Director of Center for Financial Markets and Policy (2016–2022); Distinguished Policy Fellow and Executive Director, Center for Financial Markets and Policy, Georgetown University (2015–2022); Senior Advisor, Nasdaq OMX Group (2015–2016); Executive Vice President, Nasdaq OMX Group (2013–2015)	52

Independent Trustee, SHP ETF Trust (since 2021) (2 portfolios); Director, tZERO Group, Inc. (since 2020); Independent Trustee, Procure ETF Trust II (since 2018) (1 portfolio); Independent Trustee, Horizons ETF Trust I (2015-2019)

Koji Felton 615 East Michigan St. Milwaukee, WI 53202 Year of birth: 1961	Trustee	Indefinite term; since 2019	Retired; formerly Counsel, Kohlberg Kravis Roberts & Co. L.P. (investment firm) (2013–2015); Counsel, Dechert LLP (law firm) (2011–2013)	52	Independent Trustee, Series Portfolios Trust (since 2015) (10 portfolios)
Pamela H. Conroy 615 East Michigan St. Milwaukee, WI 53202 Year of birth: 1961	Trustee and Nominating and Governance Committee Chair	Indefinite term; since 2019	Retired; formerly Executive Vice President, Chief Operating Officer & Chief Compliance Officer, Institutional Capital Corporation (investment firm) (1994–2008)	52	Independent Trustee, Frontier Funds, Inc. (since 2020) (6 portfolios)
Interested Trustee*
Paul R. Fearday, CPA 615 East Michigan St. Milwaukee, WI 53202 Year of birth: 1979	Trustee and Chairman	Indefinite term; since 2019	Senior Vice President, U.S. Bank, N.A. (since 2022); Senior Vice President, U.S. Bancorp Fund Services, LLC (2008–2022)	52	None

*

This Trustee is considered an “Interested Trustee” as defined in the 1940 Act because of his affiliation with U.S. Bancorp Fund Services, d/b/a U.S. Bank Global Fund Services and U.S. Bank N.A., which provide fund accounting, administration, transfer agency and custodian services to the Funds.

STF ETFs

Board of Trustees and Officers

March 31, 2024 (Unaudited) (Continued)

The officers of the Trust conduct and supervise the Trust’s and the Funds’ daily business. Additional information about each officer of the Trust is as follows:

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Gregory C. Bakken 615 East Michigan St. Milwaukee, WI 53202 Year of birth: 1983	President and Principal Executive Officer	Indefinite term, February 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2006)
Travis G. Babich 615 East Michigan St. Milwaukee, WI 53202 Year of birth: 1980	Treasurer and Principal Financial Officer	Indefinite term, September 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2005)
Kacie G. Briody 615 East Michigan St. Milwaukee, WI 53202 Year of birth: 1992	Assistant Treasurer	Indefinite term, March 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Officer, U.S. Bancorp Fund Services, LLC (2014 to 2021)
Rachel A. Spearo 615 East Michigan St. Milwaukee, WI 53202 Year of birth: 1979	Secretary	Indefinite term, November 2023	Vice President (since 2021), U.S. Bancorp Fund Services, LLC; Vice President (2004 to 2019), U.S. Bancorp Fund Services, LLC
Christi C. James 615 East Michigan St. Milwaukee, WI 53202 Year of birth: 1974	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term, July 2022

Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Principal Consultant, ACA Group (2021 to 2022); Lead Manager, Communications Compliance, T. Rowe Price Investment Services, Inc. (2018 to 2021); Compliance & Legal Manager, CR Group LP (2017 to 2018)

Jay S. Fitton 615 East Michigan St. Milwaukee, WI 53202 Year of birth: 1970	Assistant Secretary	Indefinite term, May 2023

Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2019 to 2022); Partner, Practus, LLP (2018 to 2019); Counsel, Drinker Biddle & Reath LLP (2016 to 2018)

STF ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-866-590-9112, or by visiting the Funds’ website at www.stfm.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-866-590-9112. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Funds’ complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Each Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-866-590-9112 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.stfm.com.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended March 31, 2024, the Funds’ most recent fiscal year end, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

STF Tactical Growth ETF	98.75%
STF Tactical Growth & Income ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2024, the Funds’ most recent fiscal year end, was as follows:

STF Tactical Growth ETF	99.82%
STF Tactical Growth & Income ETF	100.00%

STF ETFs

Privacy Policy

(Unaudited)

We are committed to respecting the privacy of personal information you entrust to us in the course of doing business with us.

The Funds collect non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Adviser:

STF Management, LP
6136 Frisco Square Boulevard, Suite 400
Frisco, TX 75034

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2024	FYE 3/31/2023
Audit Fees	$29,500	$29,000
Audit-Related Fees	$0	$0
Tax Fees	$6,500	$6,000
All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

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	FYE 3/31/2024	FYE 3/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 3/31/2024	FYE 3/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The entire Board of Trustees is acting as the registrant’s audit committee.

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	6/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	6/6/2024

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	6/6/2024

*	Print the name and title of each signing officer under his or her signature.

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